Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Revenues | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2018	2019	2020
Customer A	19%	*	*
Customer B	—	31%	32%

Accounts receivable | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2019	2020
Customer A	11%	11%
Customer B	35%	39%

Costs and expenses | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Costs and expenses	2018	2019	2020

Supplier C	—	27%	22%

Accounts payable | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts payable	2019	2020
Supplier C	57%	*
* Less than 10%